Share-Based Compensation - Liability-Classified Awards (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Performance shares | Award year 2019, payable 2020, 2021 and 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units (in shares)	4,674,503
Fair value	$ 4	$ 14
Vested Liability	$ 0
Performance shares | Award Year 2018, Payable 2020 and 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units (in shares)	2,340,157
Fair value	$ 2		$ 7
Vested Liability	$ 0
Performance shares | Award year 2017, payable 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units (in shares)	1,174,973
Fair value	$ 1			$ 8
Vested Liability	$ 0
Cash restricted stock units | Award Year 2018, Payable 2020 and 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units (in shares)	8,233,207
Fair value	$ 7		$ 25
Vested Liability	$ 0